BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amount
Long term debt and Lease Obligation, interest rate at period end	5.50%	4.88%
Notes Payable to Bank, Current		$ 23,000
Notes Payable, Noncurrent	$ 32,500	73,400
Notes Payable		96,400
Total long-term debt	$ 346,672	$ 409,832
Average Rate
Debt, Weighted Average Interest Rate	5.48%	4.86%
Lessee, Finance Lease, Discount Rate	3.82%	3.81%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Debt Instrument, Interest Rate, Stated Percentage	0.00%	2.77%
Other Notes payable interest rate	4.44%	4.09%
Notes payable interest rate	4.44%	3.77%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.40%	4.62%
Maturities of Long-term Debt [Abstract]
2022	$ 6,898
2023	12,408
2024	4,169
2025	6,201
2026	2,173
Thereafter	314,823
Long-term Debt [Member]
Amount
Subordinated Debt	313,705	$ 313,248
Unamortized debt issuance costs	(1,998)	(2,384)
Finance Lease, Liability	1,698	1,781
Other Long-term Debt	775	775
Long-term Debt and Lease Obligation	314,180	313,420
Notes Payable to Bank, Current	0	23,030
Notes Payable, Noncurrent	32,492	73,382
Notes Payable	$ 32,492	$ 96,412